Consolidated Statements of Financial Position - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	₽ 11,869	₽ 7,176
Right-of-use assets	14,579	9,269
Intangible assets	317	130
Investments in an associate	1,111	1,139
Deferred tax assets	44	253
Advances for non-current assets and security deposits	1,880	1,601
Total non-current assets	29,800	19,568
Current assets
Inventories	15,342	10,774
Accounts receivable	3,405	2,743
Prepaid income tax	14	17
VAT receivable	908	1,378
Advances and prepaid expenses	1,055	933
Other current assets	382	19
Cash and cash equivalents	103,702	3,003
Total current assets	124,808	18,867
Total assets	154,608	38,435
Equity
Share capital	11	6
Share premium	133,439	32,053
Equity-settled employee benefits reserves	1,152	541
Other capital reserves		1,043
Accumulated deficit	(55,345)	(32,826)
Total equity	79,257	817
Non-current liabilities
Borrowings	2,323	166
Lease liabilities	12,267	7,790
Deferred tax liabilities	66	156
Deferred income	406
Other non-current liabilities	78
Total non-current liabilities	15,140	8,112
Current liabilities
Trade and other payables	42,545	21,242
Borrowings	7,125	3,950
Lease liabilities	3,223	1,819
Taxes payable	816	186
Accrued expenses	1,677	907
Customer advances and deferred revenue	4,825	1,402
Total current liabilities	60,211	29,506
Total liabilities	75,351	37,618
Total equity and liabilities	₽ 154,608	₽ 38,435